STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - 12 months ended Dec. 31, 2021 - USD ($)	Ordinary Shares	Additional Paid-in Capital	Accumulated deficit	Total
Balance at the beginning at Jan. 11, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 11, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares to Sponsor	$ 316	24,684		25,000
Issuance of Ordinary shares to Sponsor (in shares)	3,162,500
Sale of private placement warrants (net of offering costs)		4,213,632		4,213,632
Proceeds from issuance of Public Warrant (net of offering Costs)		15,605,934		15,605,934
Issuance of representative shares	$ 6	460,119		460,125
Issuance of representative shares (in Shares)	62,500
Accretion to Non-Redeemable Ordinary shares to redemption value		(20,304,373)	(2,891,801)	(23,196,174)
Forfeiture of founder shares	$ (4)	4
Forfeiture of founder shares (in Shares)	(37,500)
Net loss			(829,563)	(829,563)
Balance at the end at Dec. 31, 2021	$ 318	$ 0	$ (3,721,364)	$ (3,721,046)
Balance at the end (in shares) at Dec. 31, 2021	3,187,500